Mar. 01, 2019
Supplement dated March 6, 2019
to the Prospectus and Summary Prospectus of the following fund:
Fund	Prospectus and Summary Prospectus Dated
Columbia Funds Series Trust I
Columbia AMT-Free Connecticut Intermediate Muni Bond Fund	03/01/2019
Effective May 14, 2019 (the Effective Date), the Fund's name is changed to Columbia Connecticut Intermediate Municipal Bond Fund. Accordingly, on the Effective Date, all references in the Prospectus and Summary Prospectus to Columbia AMT-Free Connecticut Intermediate Muni Bond Fund are hereby deleted and replaced with Columbia Connecticut Intermediate Municipal Bond Fund. In addition, as of the Effective Date, the following changes are hereby made to the Fund's Prospectus and Summary Prospectus.
The last two sentences in the first paragraph under the caption "Principal Investment Strategies" in the Summary Prospectus and under the same caption in the "Summary of the Fund" and "More Information About the Fund" sections of the Prospectus are hereby superseded and replaced with the following information:
The Fund may invest up to 20% of its net assets in securities that pay interest subject to U.S. federal income tax (including being subject to the federal AMT) and Connecticut individual income tax.
The rest of each section remains the same.
Supplement dated March 6, 2019
to the Prospectus and Summary Prospectus of the following fund:
Fund	Prospectus and Summary Prospectus Dated
Columbia Funds Series Trust I
Columbia AMT-Free Intermediate Muni Bond Fund	03/01/2019
Effective May 14, 2019 (the Effective Date), the Fund's name is changed to Columbia Intermediate Municipal Bond Fund. Accordingly, on the Effective Date, all references in the Prospectus and Summary Prospectus to Columbia AMT-Free Intermediate Muni Bond Fund are hereby deleted and replaced with Columbia Intermediate Municipal Bond Fund. In addition, as of the Effective Date, the following changes are hereby made to the Fund's Prospectus and Summary Prospectus.
The last two sentences in the first paragraph under the caption "Principal Investment Strategies" in the Summary Prospectus and under the same caption in the "Summary of the Fund" and "More Information About the Fund" sections of the Prospectus are hereby superseded and replaced with the following information:
The Fund may invest up to 20% of its net assets in securities that pay interest subject to U.S. federal income tax (including being subject to the federal AMT).
The rest of each section remains the same.
Supplement dated March 6, 2019
to the Prospectus and Summary Prospectus of the following fund:
Fund	Prospectus and Summary Prospectus Dated
Columbia Funds Series Trust I
Columbia AMT-Free Massachusetts Intermediate Muni Bond Fund	03/01/2019
Effective May 14, 2019 (the Effective Date), the Fund's name is changed to Columbia Massachusetts Intermediate Municipal Bond Fund. Accordingly, on the Effective Date, all references in the Prospectus and Summary Prospectus to Columbia AMT-Free Massachusetts Intermediate Muni Bond Fund are hereby deleted and replaced with Columbia Massachusetts Intermediate Municipal Bond Fund. In addition, as of the Effective Date, the following changes are hereby made to the Fund's Prospectus and Summary Prospectus.
The last two sentences in the first paragraph under the caption "Principal Investment Strategies" in the Summary Prospectus and under the same caption in the "Summary of the Fund" and "More Information About the Fund" sections of the Prospectus are hereby superseded and replaced with the following information:
The Fund may invest up to 20% of its net assets in securities that pay interest subject to U.S. federal income tax (including being subject to the federal AMT) and Massachusetts individual income tax.
The rest of each section remains the same.
Supplement dated March 6, 2019
to the Prospectus and Summary Prospectus of the following fund:
Fund	Prospectus and Summary Prospectus Dated
Columbia Funds Series Trust I
Columbia AMT-Free New York Intermediate Muni Bond Fund	03/01/2019
Effective May 14, 2019 (the Effective Date), the Fund's name is changed to Columbia New York Intermediate Municipal Bond Fund. Accordingly, on the Effective Date, all references in the Prospectus and Summary Prospectus to Columbia AMT-Free New York Intermediate Muni Bond Fund are hereby deleted and replaced with Columbia New York Intermediate Municipal Bond Fund. In addition, as of the Effective Date, the following changes are hereby made to the Fund's Prospectus and Summary Prospectus.
The last two sentences in the first paragraph under the caption "Principal Investment Strategies" in the Summary Prospectus and under the same caption in the "Summary of the Fund" and "More Information About the Fund" sections of the Prospectus are hereby superseded and replaced with the following information:
The Fund may invest up to 20% of its net assets in securities that pay interest subject to U.S. federal income tax (including being subject to the federal AMT) and New York individual income tax.
The rest of each section remains the same.
Supplement dated March 6, 2019
to the Prospectus and Summary Prospectus (each as supplemented, if applicable) of the following fund:
Fund	Prospectus and Summary Prospectus Dated
Columbia Funds Series Trust I
Columbia AMT-Free Oregon Intermediate Muni Bond Fund	12/01/2018
Effective May 14, 2019 (the Effective Date), the Fund's name is changed to Columbia Oregon Intermediate Municipal Bond Fund. Accordingly, on the Effective Date, all references in the Prospectus and Summary Prospectus to Columbia AMT-Free Oregon Intermediate Muni Bond Fund are hereby deleted and replaced with Columbia Oregon Intermediate Municipal Bond Fund. In addition, as of the Effective Date, the following changes are hereby made to the Fund's Prospectus and Summary Prospectus.
The last two sentences in the first paragraph under the caption "Principal Investment Strategies" in the Summary Prospectus and under the same caption in the "Summary of the Fund" and "More Information About the Fund" sections of the Prospectus are hereby superseded and replaced with the following information:
The Fund may invest up to 20% of its net assets in securities that pay interest subject to U.S. federal income tax (including being subject to the federal AMT) and Oregon individual income tax.
The rest of each section remains the same.